Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NYLI Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.68%	10.29%	(8.46%)	(0.44%)	5.56%	8.59%	(3.22%)	6.25%	0.67%	(2.51%)
NYLI Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.96%	0.36%	(1.49%)	(3.27%)	2.87%	4.62%	2.10%	5.87%	4.86%	1.26%
NYLI Candriam International Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.70%	18.11%	(15.18%)	12.86%	10.43%
NYLI Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.20%	15.84%
NYLI Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.13%	32.39%	(22.02%)	30.47%	28.18%
NYLI FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.58%	19.45%	(10.63%)	13.88%	7.20%	22.93%	(11.95%)	21.73%	3.50%
NYLI U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	21.59%	44.05%
NYLI Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.86%	34.77%